Long-Term Debt, Summary (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Long-Term Debt [Abstract]
Long-term debt	$ 50,189
Less unamortized deferred financing costs	(291)	$ (434)
Total debt, net of deferred financing costs	49,898	57,666
Current [Abstract]
Less current portion of unamortized deferred finance costs	(123)	(143)
Current portion of long-term debt, net of deferred finance costs	7,788	7,768
Non-current [Abstract]
Less non-current portion of unamortized deferred finance costs	(168)	(291)
Non-current portion of long-term debt, net of deferred finance costs	42,110	49,898
Nordea Bank Secured Term Loan [Member]
Long-Term Debt [Abstract]
Long-term debt	24,403	28,142
Current [Abstract]
Current portion of long-term debt	3,740	3,740
Non-current [Abstract]
Non-current portion of long-term debt	20,663	24,402
Piraeus Bank Secured Term Loan [Member]
Long-Term Debt [Abstract]
Long-term debt	25,786	29,958
Current [Abstract]
Current portion of long-term debt	4,171	4,171
Non-current [Abstract]
Non-current portion of long-term debt	$ 21,615	$ 25,787